Supplementary cash flow information	6 Months Ended
Jun. 30, 2019
Supplementary cash flow information
Supplementary cash flow information

15. Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities:

Details for net cash provided by (used in) investing activities in € THOUS
	For the six months ended June 30,
	2019	2018
Details for acquisitions
Assets acquired	(2.224.752)	(116.628)
Liabilities assumed	232.886	5.541
Noncontrolling interests subject to put provisions	18.148	-
Noncontrolling interests	30.427	43.526
Non-cash consideration	15.342	5.814
Cash paid	(1.927.949)	(61.747)
Less cash acquired	44.158	2.002
Net cash paid for acquisitions	(1.883.791)	(59.745)

Cash paid for investments	(14.793)	(245.006)
Cash paid for intangible assets	(24.161)	(40.793)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(1.922.745)	(345.544)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	17.299	1.662.298
Cash received from divestitures of securities	5.673	83
Cash received from repayment of loans	-	77
Proceeds from divestitures	22.972	1.662.458

Acquisitions of the last twelve months decreased net income (net income attributable to shareholders of FMC-AG & Co. KGaA) for the six months ended June 30, 2019 by €47,180 (excluding the costs of the acquisitions).